Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
REVENUE
Premiums and other considerations	$ 61,116,195	$ 69,653,412
Premiums ceded	(13,687,074)	(14,105,855)
Net premiums	47,429,121	55,547,557
Investment income, net of expenses	21,162,735	20,661,142
Net realized gains on investments	710,632	2,485,505
Other income	1,595,300	1,426,170
Total revenue	70,897,788	80,120,374
BENEFITS AND EXPENSES
Death and other benefits	40,568,665	42,913,542
Guaranteed annual endowments	413,135	426,582
Dividends to policyholders	339,945	399,017
Increase in benefit reserves and unearned premiums	11,522,583	17,919,752
Acquisition costs deferred	(6,678,626)	(8,738,111)
Amortization of deferred acquisition costs	7,359,964	7,464,380
Commissions	4,564,713	7,008,578
Other general and administrative expenses	11,111,572	10,600,064
Total benefits and expenses	69,201,951	77,993,804
INCOME BEFORE FEDERAL INCOME TAXES	1,695,837	2,126,570
PROVISION (BENEFIT) FOR FEDERAL INCOME TAXES
Current	315,444	430,429
Deferred	114,209	(99,545)
Total federal income taxes	429,653	330,884
NET INCOME	$ 1,266,184	$ 1,795,686
BASIC AND DILUTED NET EARNINGS PER SHARE (in Dollars per share)	$ 1.12	$ 1.58